Consolidated balance sheets - CHF (SFr) SFr in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from banks	[1]	SFr 68,478	SFr 164,818	SFr 139,112	SFr 101,879
Interest-bearing deposits with banks		455	1,323
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		58,798	103,906
Securities received as collateral, at fair value		2,978	15,017
Trading assets, at fair value		65,461	111,141
Total investment securities		1,718	1,005
Other investments		5,518	5,826
Net loans		264,165	291,686
Goodwill		2,903	2,917
Other intangible assets		458	276
Brokerage receivables		13,818	16,687
Other assets		46,608	41,231
Total assets		531,358	755,833
Liabilities and equity
Due to banks		11,905	18,965
Customer deposits		233,235	392,819
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		20,280	35,274
Obligation to return securities received as collateral, at fair value		2,978	15,017
Trading liabilities, at fair value		18,338	27,535
Short-term borrowings		12,414	19,393
Long-term debt		157,235	166,896
Brokerage payables		11,442	13,060
Other liabilities		18,200	22,644
Total liabilities		486,027	711,603
Common shares		160	106
Additional paid-in capital		38,615	34,938
Retained earnings		23,632	31,064
Treasury shares, at cost		(428)	(828)
Accumulated other comprehensive income/(loss)		(16,850)	(21,326)
Total shareholders' equity		45,129	43,954
Noncontrolling interests		202	276
Total equity		45,331	44,230	42,941	43,714
Total liabilities and equity		531,358	755,833
Bank
Assets
Cash and due from banks	[2]	67,746	164,026	138,207	101,044
Interest-bearing deposits with banks		387	1,256
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		58,798	103,906
Securities received as collateral, at fair value		2,978	15,017
Trading assets, at fair value		65,955	111,299
Total investment securities		1,717	1,003
Other investments		5,463	5,788
Net loans		268,104	300,358
Goodwill		2,868	2,881
Other intangible assets		452	276
Brokerage receivables		13,818	16,689
Other assets		41,753	36,715
Total assets		530,039	759,214
Liabilities and equity
Due to banks		11,905	18,960
Customer deposits		234,554	393,841
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		20,371	35,368
Obligation to return securities received as collateral, at fair value		2,978	15,017
Trading liabilities, at fair value		18,337	27,539
Short-term borrowings		14,489	25,336
Long-term debt		150,661	160,695
Brokerage payables		11,442	13,062
Other liabilities		16,826	21,309
Total liabilities		481,563	711,127
Common shares		4,400	4,400
Additional paid-in capital		50,879	47,417
Retained earnings		7,659	14,932
Accumulated other comprehensive income/(loss)		(15,067)	(19,359)
Total shareholders' equity		47,871	47,390
Noncontrolling interests		605	697
Total equity		48,476	48,087	SFr 47,059	SFr 46,763
Total liabilities and equity		SFr 530,039	SFr 759,214

[1]	Includes restricted cash.
[2]	Includes restricted cash.